Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,676	$ 19,904
Accounts receivable, net of allowance for doubtful accounts of $2,159 and $1,808	438,769	377,614
Inventories	1,572,568	1,416,567
Other current assets	80,179	68,078
Assets held for sale	81,122	172,860
Total current assets	2,201,314	2,055,023
Property and equipment, net	856,674	714,548
Goodwill	903,721	797,748
Franchise value	228,460	199,443
Equity method investments	298,640	288,406
Other long-term assets	13,490	14,664
Total assets	4,502,299	4,069,832
LIABILITIES AND EQUITY
Floor plan notes payable	977,548	901,590
Floor plan notes payable - non-trade	691,888	480,665
Accounts payable	220,538	248,838
Accrued expenses	201,179	200,266
Current portion of long-term debt	3,414	6,770
Liabilities held for sale	55,820	123,600
Total current liabilities	2,150,387	1,961,729
Long-term debt	846,777	769,285
Deferred tax liabilities	217,902	178,406
Other long-term liabilities	146,820	114,559
Total liabilities	3,361,886	3,023,979
Commitments and contingent liabilities
Penske Automotive Group stockholders' equity:
Preferred Stock, $0.0001 par value; 100 shares authorized; none issued and outstanding
Common Stock	9	9
Additional paid-in-capital	702,335	738,728
Retained earnings	459,375	304,486
Accumulated other comprehensive (loss) income	(25,734)	(1,673)
Total Penske Automotive Group stockholders' equity	1,135,985	1,041,550
Non-controlling interest	4,428	4,303
Total equity	1,140,413	1,045,853
Total liabilities and equity	4,502,299	4,069,832
Non-voting Common Stock, $0.0001 par value, 7,125 shares authorized; none issued and outstanding
Penske Automotive Group stockholders' equity:
Common Stock
Class C Common Stock, $0.0001 par value, 20,000 shares authorized; none issued and outstanding
Penske Automotive Group stockholders' equity:
Common Stock